MET INVESTORS SERIES TRUST

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011

With Respect To

AQR Global Risk Balanced Portfolio

AllianceBernstein Global Dynamic Allocation Portfolio

BlackRock Global Tactical Strategies Portfolio

MetLife Balanced Plus Portfolio

Pyramis® Government Income Portfolio

SUPPLEMENT DATED JUNE 27, 2011

Appendix A to the Statement of Additional Information is replaced in its entirety with the following:

APPENDIX A

MET INVESTORS SERIES TRUST

SUMMARY OF INVESTMENT STRATEGIES

The information in this Appendix is subject to the

fundamental and non-fundamental investment restrictions

and policies including operating policies of the

Portfolios as set forth in this SAI.

	Asset Backed Securities	Bank Capital Securities	Bonds	Brady Bonds	Collateralized Debt Obligations	Convertible Securities	Credit Default Swaps	Credit Linked Notes	Depositary Receipts	Dollar Rolls	Event Linked Bonds	Exchange Traded Notes	Floaters
AQR Global Risk Balanced Portfolio	Y	N	Y	N	N	N	N	N	N	N	N	Y	N
AllianceBernstein Global Dynamic Allocation Portfolio	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
BlackRock Global Tactical Strategies Portfolio(1)	Y	N	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
MetLife Balanced Plus Portfolio	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Pyramis® Government Income Portfolio	Y-15%	N	Y	N	Y-5%	Y-5%	Y-5%	Y-5%	N	Y-70%	N	Y	Y-40%

A-1

	Foreign Currency Transactions(2)	Foreign Securities		Forward Commitments, When Issued and Delayed Delivery Securities	High Yield, High Risk Securities	Hybrid Investments	Illiquid Securities or Non-Publicly Traded Securities	Inflation- Indexed Bonds	Indexed Securities	Interest Rate Transactions(5)	Investment Grade Debt Securities	Loans and Other Direct Indebtedness
AQR Global Risk Balanced Portfolio	Y	Y	(3)	N	N	N	N	Y	N	Y	Y	N
AllianceBernstein Global Dynamic Allocation Portfolio	Y	Y	(3)	Y	Y-10%	Y	Y-15%	Y-10%	Y	Y	Y	Y
BlackRock Global Tactical Strategies Portfolio	Y	Y	(4)	Y	Y	Y	Y-15%	Y	Y	Y	Y	Y
MetLife Balanced Plus Portfolio	Y	Y		Y	Y	Y	Y-15%	Y	Y	Y	Y	Y
Pyramis® Government Income Portfolio	N	N		Y	N	N	Y-10%	Y-50%	Y-50%	Y-75%	Y	N

	Money Market Securities	Mortgage- Backed Securities	Mortgage Dollar Roll Transactions	Municipal Fixed Income Securities	Options and Futures Transactions(6)	Other Investment Companies	Preferred Stocks	Real Estate Investments	Repurchase Agreements	Reverse Repurchase Agreements
AQR Global Risk Balanced Portfolio	Y	N	N	N	Y	Y	N	N	Y	Y
AllianceBernstein Global Dynamic Allocation Portfolio	Y	Y	Y	Y	Y	Y	Y	Y-10%	Y	Y
BlackRock Global Tactical Strategies Portfolio	Y	Y	Y	Y	Y	Y	Y	Y-6%	Y	Y
MetLife Balanced Plus Portfolio	Y	Y	Y	Y	Y	Y	Y	N	Y	Y
Pyramis® Government Income Portfolio	Y	Y	Y-70%	N	Y-25%	Y	N	N	Y	Y-35%

A-2

	Rights and Warrants	Securities Loans(7)	Short Sales	Structured Notes	Swaps(8)	U.S. Governments Securities	Zero Coupon Deferred Interest and PIK Bonds
AQR Global Risk Balanced Portfolio	N	N	N	N	Y	Y	N
AllianceBernstein Global Dynamic Allocation Portfolio	Y	Y	Y	Y	Y	Y	Y
BlackRock Global Tactical Strategies Portfolio	Y	Y	N	Y	Y	Y	Y
MetLife Balanced Plus Portfolio	Y	Y	Y	Y	Y	Y	Y
Pyramis® Government Income Portfolio	N	N	Y	N	Y-50%	Y	Y-25%

(1)	The responses are based on a look-through of the exchange-traded funds held by the tactical sleeve of the BlackRock Global Tactical Strategies Portfolio.
(2)	“Foreign Currency Transactions” include: (1) forward foreign currency exchange contracts, (2) foreign currency futures contracts, (3) put and call options on foreign currency futures contracts, (4) the purchase and sale of foreign currency on a spot (or cash) basis and (5) currency swaps.
(3)	The Portfolio will not invest more than 10% in emerging markets equities.
(4)	The Portfolio will not invest more than 5% in emerging markets equities.
(5)	“Interest Rate Transactions” include: (1) interest rate swaps, (2) interest rate caps and floors, (3) interest rate futures contracts and (4) put and call options on interest rate futures contracts.
(6)	“Options and Futures Strategies” include: (1) stock index futures, bond futures contracts, U.S. Treasury futures contracts and commodity futures contracts, (2) put and call options on foreign currency futures contracts and on foreign currencies, (3) interest rate futures contracts or (4) put and call options on interest rate futures contracts.
(7)	Limited to 33 1/3% of the value of the Portfolio’s total assets.
(8)	“Swaps” include swap contracts that reference: (1) fixed income indices, (2) stock indices, (3) commodity indices and (4) prices and total return on interest rate indices. “Swaps” do not include: (1) credit default swaps, (2) currency swaps or (3) interest rate swaps.

A-3